Regulatory Matters - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Aggregate average cash reserve balances maintained to satisfy the regulatory requirement	$ 10,463,000	$ 13,530,000
Minimum regulatory tangible capital ratio		4.00%
Leverage ratio	4.00%
Total risk-based capital ratio	8.00%	8.00%
Tier 1 risk-based capital ratio	4.00%	4.00%
Tangible equity ratio		10.70%
Investment in BOLI	27.10%
First Charter MHC
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends waived	$ 422,896	$ 1,700,000	$ 5,700,000
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Investment in BOLI	25.00%
FIRREA
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum regulatory tangible capital ratio	1.50%
Leverage ratio	3.00%
Total risk-based capital ratio	8.00%
Critically Undercapitalized | Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible equity ratio	2.00%